Taxes on Income (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Domestic	$ (3,328)	$ (507)	$ 3,204
Foreign	1,697	1,983	2,230
Income (loss) before taxes on income	$ (1,631)	$ 1,476	$ 5,434